Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maximum [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to Extend Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 2,354,010,000
Line of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	13,579,000
Standby Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	118,381,000
Guarantee obligations, maximum exposure	118,381,000
Commercial Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	341,000
Unsecured Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 39,487,000	$ 49,965,000